Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Investments

as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 89.9%	Shares	Value
Consumer Staples Select Sector SPDR Fund	576	$44,548
Energy Select Sector SPDR Fund	3,955	368,606
Financial Select Sector SPDR Fund	15,197	632,803
Industrial Select Sector SPDR Fund	2,452	302,847
Invesco Senior Loan ETF(a)	113,594	2,399,105
iShares CMBS ETF	6,463	301,111
iShares Convertible Bond ETF(a)	26,868	2,103,496
iShares iBoxx $ High Yield Corporate Bond ETF(b)	115,309	8,893,783
iShares J.P. Morgan EM High Yield Bond ETF(a)	35,963	1,348,972
iShares MSCI Australia ETF(a)	80,771	1,991,005
iShares MSCI Brazil ETF	839	24,834
iShares MSCI China ETF	2,668	116,912
iShares MSCI India ETF	2,211	117,205
iShares MSCI Mexico ETF	69	4,478
iShares MSCI South Korea ETF	794	49,371
iShares Preferred and Income Securities ETF	2,078	65,976
iShares TIPS Bond ETF	398	42,467
ProShares Investment Grade-Interest Rate Hedged ETF	28,603	2,209,419
SPDR S&P Biotech ETF	379	33,780
SPDR S&P Homebuilders ETF	15,469	1,628,886
SPDR S&P Retail ETF	3,801	294,654
Vanguard Emerging Markets Government Bond ETF(a)	6,177	391,498
Vanguard FTSE Emerging Markets ETF	67,575	2,911,131
Vanguard FTSE Europe ETF	10,984	767,232
Vanguard Growth ETF	2,971	1,041,870
Vanguard Mid-Cap ETF(a)	1,414	345,864
Vanguard Russell 2000 ETF	1,786	148,524
Vanguard Total International Stock ETF	28,754	1,761,758
Vanguard US Momentum Factor ETF	2,526	378,976
Vanguard Value ETF	3,448	555,749
TOTAL EXCHANGE TRADED FUNDS (Cost $30,120,187)		31,276,860

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 5.24%(c)	1,629,035	1,629,035
TOTAL SHORT-TERM INVESTMENTS (Cost $1,629,035)		1,629,035

TOTAL INVESTMENTS - 94.6% (Cost $31,749,222)		$32,905,895
Other Assets in Excess of Liabilities - 5.4%		1,874,330
TOTAL NET ASSETS - 100.0%		$34,780,225

Percentages are stated as a percent of net assets.

CMBS Commercial Mortgage-Backed Security

(a)	All or a portion of security has been pledged as collateral for open securities sold short. The total value of assets committed as collateral as of May 31, 2024 is $4,429,371.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Securities Sold Short

as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - (9.3)%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund(a)	(2,732)	$(480,750)
Health Care Select Sector SPDR Fund(a)	(4,323)	(621,215)
iShares MSCI South Africa ETF(a)	(4,701)	(190,814)
Materials Select Sector SPDR Fund(a)	(1,265)	(115,785)
Real Estate Select Sector SPDR Fund(a)	(34,425)	(1,309,871)
Technology Select Sector SPDR Fund(a)	(13)	(2,732)
Utilities Select Sector SPDR Fund(a)	(2,437)	(177,219)
Vanguard Mortgage-Backed Securities ETF(a)	(7,380)	(331,879)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,205,569)		(3,230,265)

TOTAL SECURITIES SOLD SHORT - (9.3)% (Proceeds $3,205,569)		$(3,230,265)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Futures Contracts

as of May 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee	3	07/19/2024	$250,144	$17,572
Copper	2	07/29/2024	230,100	2,839
Corn No. 2 Yellow	7	07/12/2024	156,188	(929)
Dollar Index	13	06/17/2024	1,360,151	1,711
Gold	4	08/28/2024	938,320	(4,383)
Live Cattle	2	08/30/2024	142,760	820
London Metals - Aluminium	4	07/17/2024	264,256	10,142
London Metals - Zinc	3	07/15/2024	221,132	6,097
Nikkei 225 Index	8	06/13/2024	1,545,600	(42,435)
S&P 500 Index	11	06/21/2024	2,912,525	19,801
Soybeans	3	07/12/2024	180,750	3,464
Sugar #11	8	06/28/2024	163,968	(22,124)
US Cocoa	5	07/16/2024	466,550	15,403
				$7,978

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
British Pound/US Dollar Cross Currency Rate	(7)	06/17/2024	$557,025	$5,419
Crude Oil	(4)	06/20/2024	307,960	4,658
Japanese Yen/US Dollar Cross Currency Rate	(5)	06/17/2024	398,344	33,133
Swiss Franc/US Dollar Cross Currency Rate	(2)	06/17/2024	277,388	5,985
U.S. Treasury 10 Year Notes	(3)	09/19/2024	326,391	829
U.S. Treasury 5 Year Note	(61)	09/30/2024	6,453,609	4,005
U.S. Treasury Long Bonds	(3)	09/19/2024	348,188	3,011
				$57,040
Total Unrealized Appreciation (Depreciation)				$65,018

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Unlimited HFND Multi-Strategy Return Tracker ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$31,276,860	—	—	$31,276,860
Money Market Funds	1,629,035	—	—	1,629,035
Total Investments	$32,905,895	—	—	$32,905,895

Other Financial Instruments(a):
Futures	$134,889	—	—	$134,889
Total Other Financial Instruments	$134,889	—	—	$134,889

Liabilities:
Investments:
Exchange Traded Funds	$(3,230,265)	—	—	$(3,230,265)
Total Investments	$(3,230,265)	—	—	$(3,230,265)

Other Financial Instruments(a):
Futures	$(69,871)	—	—	$(69,871)
Total Other Financial Instruments	$(69,871)	—	—	$(69,871)

(a)   The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Schedule of Investments for additional information.